Schedule of Promissory Note Receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 30, 2021
Notes And Amounts Receivable For Equity Issued
Ending balance	$ 1,158,832
Additions			1,184,549
Repayments			(23,745)
Accrued interest			17,733	$ 12,000
Foreign exchange loss on revaluation	25,476	$ (248,313)	(19,705)
Ending balance	$ 1,158,832		$ 1,158,832